Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (953,883)	$ (541,091)	$ 27,993
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,676	2,553	2,334
Stock-based compensation	210,912	18,745	8,611
Change in fair value of derivative liabilities – Class B Units	728,079	456,457	(3,003)
Change in fair value of derivative liabilities – other	(18,017)	3,069	478
Deferred taxes	2,358	0	0
Unrealized losses on foreign currency	(38)	0	(131)
Noncash lease expense	1,894	2,577	3,102
Gain on sale of cryptocurrencies	(105)	0	(605)
Changes in operating assets and liabilities:
Accounts receivable	4,593	(5,066)	(6,513)
Related party receivables and payables, net	(1,167)	(4,670)	(13,777)
Prepaid expenses	(4,513)	(3,423)	(2,028)
Other current assets and other assets	(744)	(841)	(335)
Cryptocurrency intangible assets	109	30	928
Deferred contract acquisition costs	(95,835)	(64,921)	(6,750)
Trade and other payables	(7,282)	6,990	(5,215)
Accrued expenses	14,205	(1,392)	10,065
Deferred revenue	175,553	178,849	36,667
Derivative liabilities	662	0	0
Operating lease liabilities	(1,154)	(2,084)	(2,484)
Other current and long-term liabilities	5,329	10,093	4,864
Net cash provided by operating activities	63,632	55,875	54,201
Cash flows from investing activities:
Cash paid for acquisitions, net of cash acquired	(7,139)	0	(1,483)
Cash deposit for business combination	0	0	15,000
Acquisition of TradeSmith non-controlling interests, including transaction costs	0	(9,164)	(193)
Purchases of property and equipment	(157)	(290)	(177)
Purchases of intangible assets	(892)	(195)	0
Capitalized software development costs	(123)	0	(752)
Net cash (used in) provided by investing activities	(8,311)	(9,649)	12,395
Cash flows from financing activities:
Principal payments on long-term debt – related party	0	(5,390)	(1,932)
Net proceeds from the Transactions	113,641	0	0
Issuance of related party notes receivable	(11)	(1,148)	(3,107)
Proceeds from related party notes receivable	0	5,446	0
Repurchases of stock	(3,340)	0	0
Distributions to members	(135,451)	(101,767)	(20,471)
Distributions to noncontrolling interests	(5,517)	(510)	(1,831)
Net cash used in financing activities	(30,678)	(103,369)	(27,341)
Effect of exchange rate changes on cash	8	(14)	(41)
Net increase in cash, cash equivalents and restricted cash	24,651	(57,157)	39,214
Cash, cash equivalents and restricted cash — beginning of year	114,927	172,084	132,870
Cash, cash equivalents and restricted cash — end of year	$ 139,578	$ 114,927	$ 172,084